Lease (Maturities of Lease Liabilities under Operating Leases) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 8,969
2021	5,380
2022	972
2023	0
2024	0
Thereafter	0
Total future lease payments	15,321
Less: imputed interest	935
Total present value of lease liabilities	$ 14,386
Weighted average remaining lease term	2 years
Weighted average discount rate	4.90%